Unrealized Loss Position Investments (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	$ 5,506	$ 3,529
Less than 12 Months - Unrealized Losses	(321)	(369)
12 Months or Greater - Fair Value	544	435
12 Months or Greater - Unrealized Losses	(139)	(115)
Total Fair Value	6,050	3,964
Total Unrealized Losses	(460)	(484)
U.S. government and agency securities
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	2,208	44
Less than 12 Months - Unrealized Losses	(84)	(2)
12 Months or Greater - Fair Value	0	0
12 Months or Greater - Unrealized Losses	0	0
Total Fair Value	2,208	44
Total Unrealized Losses	(84)	(2)
Foreign government bonds
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	589	657
Less than 12 Months - Unrealized Losses	(18)	(27)
12 Months or Greater - Fair Value	69	12
12 Months or Greater - Unrealized Losses	(23)	(2)
Total Fair Value	658	669
Total Unrealized Losses	(41)	(29)
Mortgage-backed securities
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	357	53
Less than 12 Months - Unrealized Losses	(12)	0
12 Months or Greater - Fair Value	39	48
12 Months or Greater - Unrealized Losses	(1)	(2)
Total Fair Value	396	101
Total Unrealized Losses	(13)	(2)
Corporate notes and bonds
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	1,142	640
Less than 12 Months - Unrealized Losses	(38)	(11)
12 Months or Greater - Fair Value	27	70
12 Months or Greater - Unrealized Losses	(2)	(4)
Total Fair Value	1,169	710
Total Unrealized Losses	(40)	(15)
Municipal securities
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	44
Less than 12 Months - Unrealized Losses	(1)
12 Months or Greater - Fair Value	0
12 Months or Greater - Unrealized Losses	0
Total Fair Value	44
Total Unrealized Losses	(1)
Common and preferred stock
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	1,166	2,135
Less than 12 Months - Unrealized Losses	(168)	(329)
12 Months or Greater - Fair Value	409	305
12 Months or Greater - Unrealized Losses	(113)	(107)
Total Fair Value	1,575	2,440
Total Unrealized Losses	$ (281)	$ (436)